Contingent Liabilities and Commitments - Summary of Details Payment Guarantees (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	₩ 10,866,955	₩ 9,306,787
Contingent Liability For Commitments	176,443,341	163,340,592
Confirmed acceptances and guarantees in Korean won
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	954,384	1,193,305
Corporate loan commitments
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments	45,767,502	40,253,100
Law Suits As Plaintiff In The Normal Course Of The Business
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent assets	₩ 578,033
Loss Contingency Pending Claims Number	126
Acceptances of letter of credit
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	₩ 523,037	221,422
Confirmed acceptances and guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	6,481,423	6,867,686
Acceptances and guarantees for KB purchasing loan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	136,914	144,457
Acceptances and guarantees for issuance of debenture
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	5,040	10,040
Credit line
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments	5,729,798	3,522,809
Guarantees of letter of credit
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	3,551,767	2,094,989
Retail loan commitments
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments	47,080,416	46,450,857
Others
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	817,470	1,048,848
Confirmed acceptances and guarantees in foreign currencies
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	4,859,773	4,916,522
Law Suits As Defendant In The Normal Course Of The Business
Disclosure of contingent liabilities [line items]
Loss Contingency Damages Sought Value	533,573
Letter of guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	83,089	45,693
Purchase of securities
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments	495,400	683,800
Financial Guarantees
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments	6,225,198	4,206,609
Acceptances and guarantees for mortgage
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	51,053	89,302
Unconfirmed acceptances and guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	4,385,532	2,439,101
Refund guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	833,765	344,112
Credit line on credit cards
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments	70,534,719	65,325,863
Law Suits Cyber Incident
Disclosure of contingent liabilities [line items]
Loss Contingency Damages Sought Value	108	108
Bid bond
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	18,874	72,037
Financail guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	667,266	757,859
Overseas debt guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	428,109	410,470
Purchase of other securities
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments	₩ 6,835,506	7,104,163
Restriction period for the disposal of KB KOLAO LEASING Co., LTD equity
Disclosure of contingent liabilities [line items]
Explanation of possibility of reimbursement, contingent liabilities	In June 2013, KB Kookmin Card Co., Ltd. had an accident in which cardholders’ personal information was stolen (hereinafter referred to as “accident”) due to illegal activities by employees of personal credit information company in charge of development of the system upgrading to prevent fraudulent use of credit card. As a result, KB Kookmin Card Co., Ltd. was notified by the Financial Services Commission of the suspension of some new business for 3 months as of February 16, 2014. In respect of the accident, the Group faces 2 legal claims filed as a defendant, with an aggregate claim amount of ￦108 million as of December 31, 2020 and 2021. The Group takes out the personal information protection liability insurance as of December 31, 2021
Performance bond
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	₩ 855,247	703,826
International financing guarantees in foreign currencies
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	132,114	197,097
Refund guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	874,173	801,445
Others
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	50,950	50,950
Law Suits as invest in rental apartment of disables in Australia
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	₩ 326,500
Explanation of possibility of reimbursement, contingent liabilities	KB Securities Co., Ltd., as a sales agency, sold ￦326,500 million of private equity funds and trusts, which loans to corporations (borrower) that invest in apartment rental businesses for the disabled in Australia, to individuals and institutional investors. However, management of the fund is impossible due to the breach of contract by local borrowers in Australia, therefore there is a possibility of losses of principal to these funds subscribers. In this regard, there are three lawsuits in which the Group is a defendant as of December 31, 2021. There is a possibility that additional lawsuits will be filed in the future, but the magnitude and final outcome of the lawsuit are unpredictable.
Others
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	₩ 2,505,353	3,072,099
Contract related to Lime Asset Management
Disclosure of contingent liabilities [line items]
Explanation of possibility of reimbursement, contingent liabilities	In relation to Lime Asset Management, KB Securities Co., Ltd. has a PIS (Portfolio Index Swap) contract, as of December 31, 2021, associated with ‘Lime Thetis Qualified Investor Private Investment Trust No.2’ and ‘Lime Pluto FI Qualified Investor Private Investment Trust No.D-1’ whose redemption were suspended during the fourth quarter of 2019. The notional amount of the underlying assets of the PIS contract is ￦191,500 million. Meanwhile, the Group sold ￦68,100 million of feeder funds of aforementioned redemption-suspended funds. On October 20, 2020, Lime Asset Management’s license as a fund manager was revoked by the Financial Supervisory Service’s sanctions review committee, and most of its redemption-suspended funds and normal funds have been transferred to Wellbridge Asset Management (the bridge management company) to continue to collect and distribute investments. It is difficult to predict whether and when the aforementioned redemption-suspended funds will be redeemed. In this regard, KB Securities Co., Ltd. faces one claim filed as a defendant as of December 31, 2021. The Group has accounted for the estimated loss due to the possibility of additional lawsuits in the future as a provision for litigations.
Notional amount	₩ 191,500
Proceeds from sale of feeder funds	₩ 68,100
Global Spread of the Covid19
Disclosure of contingent liabilities [line items]
Explanation of possibility of reimbursement, contingent liabilities	h) The proliferation of COVID-19 has had a negative impact on the global economy, which may have an impact on the expected credit losses and potential impairment of assets in a particular portfolio, and it could negatively affect the revenue generation capability of the Group as follows: • There is a possibility of uncertainty about the credit risk of a borrower that could be affected by COVID-19. • Uncertainty may arise about forward-looking macroeconomic information related to expected credit losses.
Commitments
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments	₩ 170,218,143	₩ 159,133,983